Condensed Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net (loss) income	$ (27,139)	$ 32,857	$ 561
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation	11,527	7,886	8,827
Amortization of intangible assets	13,999	11,082	10,456
Amortization of deferred loan costs	3,182	3,092	3,097
Increase in warrant liability	32,580
Increase in earn-out liability	8,875
Equity compensation	4,963	487	437
Change in deferred taxes	(66)	6,750	(11,489)
Loss on early extinguishment of long-term debt	13,650
Loss (gain) on disposal of property, plant and equipment	(82)	943	833
Inventory reserves	4,228	3,003	2,873
Allowance for credit losses	147	1,597	103
Changes in operating assets and liabilities:
Accounts receivable	464	(11,349)	2,110
Inventories	(45,073)	22,006	(7,058)
Prepaids and other current assets	(13,408)	1,884	(378)
Accounts payable	8,727	8,399	181
Accrued interest	(3,229)	737	(2,489)
Accrued and other liabilities	8,238	(961)	1,354
Net cash from operating activities	21,583	88,413	9,418
INVESTING ACTIVITIES.
Capital expenditures	(15,233)	(9,433)	(7,421)
Proceeds from the disposal of fixed assets	364	698
Trademark Acquisition		(50)	(1,121)
Cash paid for acquisitions, net	(119,220)	(156,833)	(5,937)
Net cash used in investing activities	(134,089)	(165,618)	(14,479)
FINANCING ACTIVITIES
Net change under revolving credit agreement	25,000	(20,500)	6,500
Proceeds from long-term debt	630,000	170,000	0
Principal payments on long-term debt	(687,529)	(4,146)	(3,800)
Proceeds from Business Combination and PIPE financing,net of issuance costs paid	132,299
Deferred financing fees	(13,413)	(4,710)
Payment of acquisition contingent consideration	(9,200)
Capital contributions			150
Capital distributions, net		(100)	(417)
Net Cash Provided by (Used in) Financing Activities, Total	77,157	140,544	2,433
Net change in cash and cash equivalents	(35,349)	63,339	(2,628)
Cash and cash equivalents:
Beginning of period	71,674	8,335	10,963
End of period	36,325	71,674	8,335
Supplemental disclosures of cash flow information:
Cash paid for interest	38,067	39,945	49,778
Cash paid for income taxes	10,648	3,239	$ 4,434
Non-Cash Investing and Financing Activities:
Assumption of warrant liability	28,713
Assumption of earn-out liability	$ 17,722
Units exchanged in Detroit Speed transaction		$ 2,000